Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Dis-aggregated Information of Revenues

Disaggregated information of revenues by products are as follows:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)

Ionized Cal-Mag	$-	$55,493
Omega Blend	-	68,689
Young Formula	-	116,979
Organic Youth Care Cleansing Bar	-	17,675
Trim+	-	65,295
Lipomask	-	140,166
Total revenues	$-	$464,297

Disaggregated information of revenues by products are as follows:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)

Survivor Select	$-	$204,138	$203,815	$104,656
Energized Mineral Concentrate	100,270	222,789	361,092	66,573
Ionized Cal-Mag	-	-	55,731	43,124
Omega Blend	68,927	97,170	165,999	68,561
BetaMaxx	67,789	87,793	211,280	126,191
Iron	-	2,813	2,809	20,270
Young Formula	-	-	117,480	57,630
Organic Youth Care Cleansing Bar	17,206	-	17,751	-
Energetique Hyaluronic Acid Serum	175,170	-	-	-
Trim+	-	-	198,862	-
Lipomask	-	70,585	211,238	-
Total revenues	$429,362	$685,288	$1,546,057	$487,005

Schedule of Foreign Currencies Translation Exchange Rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the three months ended		As of
	March 31, 2020	March 31, 2019	December 31, 2019
	(Unaudited)	(Unaudited)

Period-end MYR : US$1 exchange rate	4.34	4.10	4.09
Period-average MYR : US$1 exchange rate	4.21	4.08	4.16
Period-end HKD : US$1 exchange rate	7.75	7.85	7.79
Period-average HKD : US$1 exchange rate	7.77	7.85	7.83
Period-end AUD : US$1 exchange rate	1.63	1.41	1.43
Period-average AUD : US$1 exchange rate	1.55	1.40	1.46

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the six months ended December 31,		As of and for the year ended June 30,
	2019	2018	2019	2018

Period-end MYR : US$1 exchange rate	4.09	4.14	4.13	4.03
Period-average MYR : US$1 exchange rate	4.16	4.13	4.13	4.21
Period-end HKD : US$1 exchange rate	7.79	7.83	7.81	-
Period-average HKD : US$1 exchange rate	7.83	7.84	7.84	-
Period-end AUD : US$1 exchange rate	1.43	-	1.42	-
Period-average AUD : US$1 exchange rate	1.46	-	1.42	-